Vessels and other equipment	12 Months Ended
Dec. 31, 2021
Vessels and other equipment
Vessels and other equipment

10.   Vessels and other equipment

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2019	$706,898	9,774	$716,672
Additions	8	—	8
Historical cost December 31, 2020	706,906	9,774	716,680
Depreciation for the year	(19,398)	(1,421)	(20,819)
Accumulated depreciation December 31, 2020	(89,662)	(7,398)	(97,060)
Vessels, net December 31, 2020	617,244	2,376	619,620

Historical cost December 31, 2020	706,906	9,774	716,680
Additions	—	3,062	3,062
Historical cost December 31, 2021	706,906	12,836	719,742
Depreciation for the year	(19,399)	(994)	(20,393)
Accumulated depreciation December 31, 2021	(109,061)	(8,392)	(117,453)
Vessels, net December 31, 2021	$597,845	4,444	$602,289

As of December 31, 2021, other equipment consists principally of office equipment, computers and a right-of-use-asset. Other equipment of $199 and $308 is recorded net of accumulated depreciation of $176 and $260 in the consolidated balance sheet as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, the right-of-use assets and lease liability for operating leases was $77 and $61, respectively. Depreciation expense for other equipment was $25, $118 and $307 for the years ended December 31, 2021, 2020 and 2019, respectively.